Accounts Receivable and Contract Assets - Schedule of Movement of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Beginning balance	¥ 20,555	¥ 112,103
Recognition of investment management fee	0	109,423
Recognition of contract acquisition cost	0
Settlement upon maturity of investment programs	(20,555)	(199,189)
Settlement upon fulfilment of contract	0	(1,782)
Ending balance	¥ 0	¥ 20,555